Average Annual Total Returns - Class P2 Shares - Voya US Bond Index Portfolio	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Bloomberg Barclays U.S. Aggregate Bond Index 1 Yr		Bloomberg Barclays U.S. Aggregate Bond Index 5 Yrs		Bloomberg Barclays U.S. Aggregate Bond Index 10 Yrs		Bloomberg Barclays U.S. Aggregate Bond Index Since Inception
Total	7.47%	4.28%	3.55%		May 03, 2017	7.51%	[1]	4.44%	[1]	3.84%	[1]	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.